UNITED STATES
SECURITIES AND EXCHANGE COMMINSSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement
                                   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Ensemble Capital Management, LLC
Address:   1350 Bayshore Highway, Suite 550
           Burlingame, CA 94010

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Sean Stannard-Stockton
Title:        Principal
Phone:        650-696-1240
Signature,              Place,           and Date of Signing:
Sean Stannard-Stockton  Burlingame, CA      January 22, 2007

Report Type (Check only one):
                         [X] 13F HOLDINGS REPORT
                         [ ] 13F NOTICE
                         [ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   49
Form 13F Information Table Value Total:   112,934

List of Other Included Managers:

No.  13F File Number                    Name
None

FORM 13F INFORMATION TABLE
                                                       VALUE   SHARES/ SH/ PUT/ INVSTMT OTHER      VOTING AUTHORITY
Name of Issuer	             Title of Class CUSIP     (x$1000) PRN AMT PRN CALL	DSCRETN	MANAGERS  SOLE	SHARED  NONE
---------------------------- -------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ------
AMGEN INC		     COM            031162100     1981   29000 SH       SOLE              29000
BANK OF AMERICA CORPORATION  COM            060505104     2353   44080 SH       SOLE              44080
BEST BUY INC                 COM            086516101     2567   52180 SH       SOLE              52180
BURLINGTON NORTHN SANTA FE C COM	    12189T104      221 	  3000 SH       SOLE		   3000
CATERPILLAR INC DEL	     COM	    149123101	   681 	 11100 SH       SOLE		  11100
CHECKFREE CORP NEW	     COM	    162813109	  1438 	 35795 SH       SOLE		  35795
CHESAPEAKE ENERGY CORP	     COM	    165167107	  2089 	 71900 SH       SOLE		  71900
CHEVRON CORP NEW	     COM	    166764100	  2553 	 34720 SH       SOLE		  34720
CISCO SYS INC	             COM	    17275R102	  5346	195598 SH       SOLE             195598
CITIZENS COMMUNICATIONS CO   COM	    17453B101	  4237	294875 SH       SOLE		 294875
COLGATE PALMOLIVE CO	     COM	    194162103	   209	  3200 SH       SOLE		   3200
CONOCOPHILLIPS	             COM	    20825C104	  1020	 14178 SH       SOLE		  14178
COSTCO WHSL CORP NEW	     COM	    22160K105	  4366	 82580 SH       SOLE		  82580
CVS CORP	             COM	    126650100	  7405	239575 SH       SOLE		 239575
CYTYC CORP	             COM	    232946103	  1133	 40050 SH       SOLE		  40050
DEVON ENERGY CORP NEW	     COM	    25179M103	  1261	 18800 SH       SOLE		  18800
DOUGLAS EMMETT INC	     COM	    25960P109	  1034	 38900 SH       SOLE		  38900
ENTERPRISE PRODS PARTNERS L  COM	    293792107	  2101	 72490 SH       SOLE	          72490
EQUITY OFFICE PROPERTIES TRU COM	    294741103	   299	  6200 SH       SOLE		   6200
EXXON MOBIL CORP	     COM	    30231G102	   324	  4226 SH       SOLE		   4226
GENERAL ELECTRIC CO	     COM 	    369604103	  5162	138728 SH       SOLE		 138728
HARRAHS ENTMT INC	     COM	    413619107	   744	  9000 SH       SOLE		   9000
HONEYWELL INTL INC	     COM	    438516106	   317	  7000 SH       SOLE		   7000
HYPERION SOLUTIONS CORP	     COM	    44914M104	  3422	 95220 SH       SOLE		  95220
INTEL CORP	             COM	    458140100	   330	 16320 SH       SOLE		  16320
ISHARES TR	             S&P SMLCAP 600 464287804	   733	 11111 SH       SOLE		  11111
ISHARES TR	             MSCI EAFE IDX  464287465	   816	 11145 SH       SOLE		  11145
ISHARES TR	             S&P 500 INDEX  464287200	  1358	  9564 SH       SOLE		   9564
ISHARES TR	             RUSL 2000 VALU 464287630	  1899	 22959 SH       SOLE		  22959
ISHARES TR	             MSCI EMERG MKT 464287234	  1954	 17118 SH       SOLE		  17118
ISTAR FINL INC	             COM	    45031U101	   680	 14230 SH       SOLE		  14230
JOHNSON & JOHNSON	     COM	    478160104	   381	  5764 SH       SOLE		   5764
JP MORGAN CHASE & CO	     COM	    46625H100	   580	 12000 SH       SOLE		  12000
KINDER MORGAN INC KANS	     COM	    49455P101	   212	  2000 SH       SOLE		   2000
KKR FINL CORP	             COM	    482476306	  8671	323660 SH       SOLE		 323660
LEXICON GENETICS INC	     COM	    528872104	    47	 13100 SH       SOLE		  13100
MICROSOFT CORP	             COM	    594918104	   332	 11120 SH       SOLE		  11120
NUANCE COMMUNICATIONS INC    COM	    67020Y100	  6498	567001 SH	SOLE		 567001
PEPSICO INC	             COM	    713448108	  1259	 20130 SH       SOLE		  20130
PFIZER INC	             COM	    717081103	   284	 10954 SH       SOLE		  10954
PLUM CREEK TIMBER CO INC     COM	    729251108	  1415	 35510 SH       SOLE		  35510
PROCTER & GAMBLE CO	     COM	    742718109	   234	  3642 SH       SOLE		   3642
ROCKWELL AUTOMATION INC	     COM	    773903109	  8135	133186 SH       SOLE		 133186
SCHWAB CHARLES CORP NEW	     COM	    808513105	  6444	333195 SH       SOLE		 333195
SCIENTIFIC GAMES CORP	     CL A	    80874P109	  4473	147975 SH       SOLE		 147975
STAPLES INC	             COM	    855030102	  6464	242100 SH       SOLE		 242100
TEXAS INSTRS INC	     COM	    882508104	   261	  9050 SH       SOLE		   9050
UNITED TECHNOLOGIES CORP     COM	    913017109	  1904	 30450 SH       SOLE		  30450
WELLS FARGO & CO	     COM	    949746101	  5307	149230 SH       SOLE		 149230